Gross Revenue (Tables)	12 Months Ended
Jul. 31, 2019
Revenue [abstract]
Schedule of gross revenue
Year ended	July 31, 2019	July 31, 2018
Gross Cannabis Revenue	$	$
Retail	53,590	–
Medical	5,288	4,934
Wholesale	378	–
Total gross revenue from sale of goods	59,256	4,934